Acquisition and sale of businesses and brands and purchase of non-controlling interests - Prior year acquisitions (Details) € in Millions, $ in Millions	4 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Mar. 10, 2023 USD ($)	Mar. 10, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 373	$ 0			$ 116
Other businesses acquired
Disclosure of detailed information about business combination [line items]
Cash transferred	112				34
Maximum | Other businesses acquired
Disclosure of detailed information about business combination [line items]
Contingent consideration					24
21Seeds
Disclosure of detailed information about business combination [line items]
Cash transferred						$ 82
Percentage of interest acquired						100.00%
21Seeds | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration						$ 80
Don Papa rum
Disclosure of detailed information about business combination [line items]
Cash transferred			$ 261	€ 246
Revenue of acquiree since acquisition date	13
Profit (loss) of acquiree since acquisition date	18
Acquisition transaction cost	18
Don Papa rum | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration			189	178
Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	5	0			5
Deferred consideration payable | Other businesses acquired
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable					5
Deferred consideration payable | Don Papa rum
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable			4	4
Contingent consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	$ 92	$ 0			$ 91
Contingent consideration payable | Don Papa rum
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable			$ 87	€ 82